UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Harrison Street Securities, LLC
Address: 71 S. Wacker Drive
         Suite 3575
         Chicago, IL  60606

13F File Number:  028-14583

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      James P. McNamara
Title:     Senior Vice President - Operations
Phone:     312-582-2861

Signature, Place, and Date of Signing:

 /s/    James P. McNamara     Chicago, IL     May 14, 2013

Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number          Name

028-10906                     Henderson Global Investors Ltd

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $140,752 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN TOWER CORP NEW        COM              03027X100    11911   154850 SH       SOLE                   154850        0        0
AVALONBAY CMNTYS INC           COM              053484101     6549    51700 SH       SOLE                    51700        0        0
BIOMED REALTY TRUST INC        COM              09063H107     5097   235965 SH       SOLE                   235965        0        0
BOSTON PROPERTIES INC          COM              101121101     3335    33000 SH       SOLE                    33000        0        0
BRANDYWINE RLTY TR             SH BEN INT NEW   105368203      618    41623 SH       SOLE                    41623        0        0
CAMDEN PPTY TR                 SH BEN INT       133131102     4830    70329 SH       SOLE                    70329        0        0
CBL & ASSOC PPTYS INC          COM              124830100     3373   142930 SH       SOLE                   142930        0        0
CORPORATE OFFICE PPTYS TR      SH BEN INT       22002T108     3171   118864 SH       SOLE                   118864        0        0
CUBESMART                      COM              229663109     3542   224154 SH       SOLE                   224154        0        0
DIGITAL RLTY TR INC            COM              253868103     5799    86674 SH       SOLE                    86674        0        0
ESSEX PPTY TR INC              COM              297178105     4785    31779 SH       SOLE                    31779        0        0
GENERAL GROWTH PPTYS INC NEW   COM              370023103     4494   226079 SH       SOLE                   226079        0        0
HEALTH CARE REIT INC           COM              42217K106    10896   160453 SH       SOLE                   160453        0        0
HOME PROPERTIES INC            COM              437306103     3588    56571 SH       SOLE                    56571        0        0
INLAND REAL ESTATE CORP        COM NEW          457461200     3727   369351 SH       SOLE                   369351        0        0
IRON MTN INC                   COM              462846106     2714    74750 SH       SOLE                    74750        0        0
KIMCO RLTY CORP                COM              49446R109     5325   237702 SH       SOLE                   237702        0        0
LASALLE HOTEL PPTYS            COM SH BEN INT   517942108     3638   143349 SH       SOLE                   143349        0        0
MEDICAL PPTYS TRUST INC        COM              58463J304     4069   253662 SH       SOLE                   253662        0        0
MID-AMER APT CMNTYS INC        COM              59522J103     1066    15430 SH       SOLE                    15430        0        0
OMEGA HEALTHCARE INVS INC      COM              681936100      918    30239 SH       SOLE                    30239        0        0
RAMCO-GERSHENSON PPTYS TR      COM SH BEN INT   751452202     3180   189300 SH       SOLE                   189300        0        0
SABRA HEALTH CARE REIT INC     COM              78573L106     5653   194859 SH       SOLE                   194859        0        0
SIMON PPTY GROUP INC NEW       COM              828806109    13576    85622 SH       SOLE                    85622        0        0
SL GREEN RLTY CORP             COM              78440X101     7940    92213 SH       SOLE                    92213        0        0
SPIRIT RLTY CAP INC            COM              84860F109     3006   158200 SH       SOLE                   158200        0        0
STAG INDL INC                  COM              85254J102     2869   134900 SH       SOLE                   134900        0        0
WEYERHAEUSER CO                COM              962166104     8297   264413 SH       SOLE                   264413        0        0
WYNN RESORTS LTD               COM              983134107     2786    22262 SH       SOLE                    22262        0        0